Fees Summary	Dec. 10, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 18,854,493.40
Previously Paid Amount
Total Fee Amount	2,603.80
Total Offset Amount
Net Fee	$ 2,603.80